Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001908705
Document Type	6-K
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2025
Entity File Number	001-42277
Entity Registrant Name	Global Engine Group Holding Limited
Amendment Flag	false
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30